PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	€ 107
Property, plant and equipment at end of period	133	€ 107
At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	177	123
Additions Property Plant And Equipment	80	55
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	257	177
Derecognitions Property Plant And Equipment
Cost Derecognitions Property Plant And Equipment		(1)
At cost [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Derecognitions Property Plant And Equipment		1
Accumulated Depreciation Property Plant And Equipment	(70)	(31)
Accumulated Depreciation Additions Property Plant And Equipment	(54)	(40)
Derecognitions Property Plant And Equipment		(1)
Accumulated Depreciation Property Plant And Equipment	(124)	(70)
Carrying [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	107	92
Additions Property Plant And Equipment	26	15
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	133	107
Derecognitions Property Plant And Equipment
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	167	113
Additions Property Plant And Equipment	80	55
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	247	167
Derecognitions Property Plant And Equipment
Cost Derecognitions Property Plant And Equipment		(1)
Machinery [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Derecognitions Property Plant And Equipment		1
Accumulated Depreciation Property Plant And Equipment	(68)	(30)
Accumulated Depreciation Additions Property Plant And Equipment	(53)	(39)
Derecognitions Property Plant And Equipment		(1)
Accumulated Depreciation Property Plant And Equipment	(121)	(68)
Other assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	10	10
Additions Property Plant And Equipment
Derecognitions Property Plant And Equipment
Property, plant and equipment at end of period	10	10
Derecognitions Property Plant And Equipment
Cost Derecognitions Property Plant And Equipment
Other assets [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Derecognitions Property Plant And Equipment
Accumulated Depreciation Property Plant And Equipment	(2)	(1)
Accumulated Depreciation Additions Property Plant And Equipment	(1)	(1)
Derecognitions Property Plant And Equipment
Accumulated Depreciation Property Plant And Equipment	€ (3)	€ (2)